Notes to the Statements of Cash Flows (Tables)	12 Months Ended
Dec. 31, 2021
Notes To The Statements Of Cash Flows [Abstract]
Summary of Changes in Liabilities Arising From Financing Activities

The following table shows the changes in liabilities arising from financing activities as at December 31, 2021 and 2020:

	January 1, 2021	Cash flows	Foreign exchange movement	Others	December 31, 2021

	(in million pesos)
Interest-bearing financial liabilities (Note 21)	222,765	28,538	2,440	(1,186)	252,557
Lease liabilities (Notes 3 and 10)	20,025	(6,547)	—	8,208	21,686
Derivative financial liabilities	536	(25)	—	(296)	215
Accrued interests and other related costs (Note 24)	1,872	(8,922)	—	8,833	1,783
Dividends (Note 20)	1,194	(17,712)	—	18,226	1,708
	246,392	(4,668)	2,440	33,785	277,949

	January 1, 2020	Cash flows	Foreign exchange movement	Others	December 31, 2020

	(in million pesos)
Interest-bearing financial liabilities (Note 21)	192,556	31,979	(1,917)	147	222,765
Lease liabilities (Notes 3 and 10)	16,315	(5,781)	—	9,491	20,025
Derivative financial liabilities	113	(430)	—	853	536
Accrued interests and other related costs (Note 24)	1,531	(8,348)	—	8,689	1,872
Dividends (Note 20)	1,584	(16,721)	—	16,331	1,194
	212,099	699	(1,917)	35,511	246,392

Summary of Significant Non-cash Investing Activities and Corresponding Transaction Amounts

The following table shows our significant non-cash investing activities and corresponding transaction amounts as at December 31, 2021 and 2020:

	2021	2020
	(in million pesos)
Acquisition of property and equipment on account	23,522	9,992
Additions to ROU assets (Note 10)	7,314	9,335
Capitalization to property and equipment of:
Inventories	5,989	3,934
Borrowing costs (Notes 5 and 9)	1,582	1,597
Foreign exchange differences – net (Note 9)	29	—
Fair value adjustments of property and equipment	—	18
	38,436	24,876

Summary of Significant Non-cash Financing Activities and Corresponding Transaction Amounts

The following table shows our significant non-cash financing activities and corresponding transaction amounts as at December 31, 2021 and 2020:

	2021	2020
	(in million pesos)
Additions to lease liabilities (Note 10)	7,314	11,122